Shareholders' (Deficit) Equity	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Stockholders' Equity Note [Abstract]
Shareholders' (Deficit) Equity
13)	SHAREHOLDERS’ (DEFICIT) EQUITY
The Company has authorization to make repurchases of shares of the Company’s common stock from time to time in the open market or through other parameters approved by the Board of Directors pursuant to existing rules and regulations.
Between December 2004 and April 2021, the Company’s Board of Directors authorized, through several share repurchase programs, the repurchase of up to $12.950 billion of the Company’s shares of common stock. The Company also acquires shares of its common stock to cover employee related taxes withheld on vested restricted stock, restricted stock units and performance stock unit awards. Since the initial authorization in December 2004, the aggregate total of common stock repurchased is approximately 265.0 million shares for a total cost of approximately $11.731 billion. The Company had approximately $1.221 billion remaining of authorized share repurchases as of November 26, 2022.
Decisions regarding share repurchases are within the discretion of the Board of Directors, and are influenced by a number of factors, including the price of the Company’s common stock, general business and economic conditions, the Company’s financial condition and operating results, the emergence of alternative investment or acquisition opportunities, changes in business strategy and other factors. The Company’s share repurchase program could change, and could be influenced by several factors, including business and market conditions, such as the impact of the
COVID-19
pandemic. The Company reviews its alternatives with respect to its capital structure on an ongoing basis. Any future share repurchases will be subject to the determination of the Board of Directors, based on an evaluation of the Company’s earnings, financial condition and requirements, business conditions and other factors, including the restrictions on share repurchases under the ABL Facility (see “Long-Term Debt,” Note 12).
In connection with its share repurchase program, during the nine months ended November 26, 2022, the Company repurchased approximately 2.3 million shares of its common stock at a total cost of approximately $40.4 million, including fees. There were no share repurchases during the three months ended November 26, 2022 as the share repurchase program was completed in the first quarter of fiscal 2022. During the three and nine months ended November 27, 2021, the Company repurchased approximately 5.1 million and 13.4 million shares, respectively, of its common stock, at a total cost of approximately $113.4 million and $344.6 million, respectively, including fees. Additionally, during the nine months ended November 26, 2022, the Company repurchased approximately 0.6 million shares of its common stock, with 0.3 million shares repurchased during the three months ended November 26, 2022, to cover employee related taxes withheld on vested restricted stock, restricted stock unit awards and performance stock unit awards, at a total cost of approximately $2.7 million and $5.5 million, respectively, for the three and nine months ended November 26, 2022. During the three and nine months ended November 27, 2021, the Company repurchased approximately 0.2 million and 0.6 million shares, respectively, of its common stock, to cover employee related taxes withheld on vested restricted stock, restricted stock unit awards and performance stock unit awards, at a total cost of approximately $5.5 million and $14.3 million, respectively.
In January 2021, the Company entered into an accelerated share repurchase agreement to repurchase an aggregate $150.0 million of its common stock, subject to market conditions. This resulted in the repurchase of 5.0 million shares in the fourth quarter of fiscal 2020, and an additional 0.2 million shares received upon final settlement in the first quarter of fiscal 2021.
On August 31, 2022, the Company established an at the market equity distribution program (the “ATM Program”) by entering into an Open Market Sale AgreementSM with Jefferies LLC, acting as sales agent for the Company, pursuant to which the Company may issue and sell, from time to time, shares of its common stock, par value $0.01 per share, in any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended. Pursuant to the prospectus supplement dated August 31,2022, the Company offered and sold 12 million shares of common stock for net proceeds of $72.2 million. On October 28, 2022, the Company filed a prospectus supplement to register additional shares of its common stock, par value $0.01 per share, to offer and sell under its ATM Program at an aggregate sales price of up to $150.0 million. The potential net proceeds, after commissions and offering costs, from the ATM Program were expected to be used for a number of general corporate purposes, which included immediate strategic priorities such as rebalancing the Company’s assortment and inventory, and the repayment, refinancing, redemption or repurchase of existing indebtedness. During both the three and nine months ended November 26, 2022, the Company has sold approximately 22.2 million shares for approximately $115.4 million of net proceeds under the ATM Program. Shares having an aggregate offering price of $105.6 million remained unsold under the ATM program as of the end of fiscal December 2022.
During fiscal 2016, the Company’s Board of Directors authorized a quarterly dividend program. In March 2020, the Company suspended its future quarterly declarations of cash dividends as a result of the
COVID-19
pandemic. During the three and nine months ended November 26, 2022 total cash dividends of less than $0.1 million and $0.3 million (consisting of dividends paid on unvested shares), respectively, were paid. During the three and nine months ended November 27, 2021, total cash dividends of $0.1 million and $0.8 million (consisting of dividends paid on restricted shares that vested in fiscal 2021), respectively, were paid. Any future quarterly cash dividend payments on its common stock will be subject to the determination by the Board of Directors, based on evaluation of the Company’s earnings, financial condition and requirements, business conditions and other factors, including the restrictions on the payment of dividends contained in the Amended Credit Agreement (see “Long-Term Debt,” Note 12).
Cash dividends, if any, are accrued as a liability on the Company’s consolidated balance sheets and recorded as a decrease to retained earnings when declared.

14.	SHAREHOLDERS’ EQUITY
The Company has authorization to make repurchases of shares of the Company’s common stock from time to time in the open market or through other parameters approved by the Board of Directors pursuant to existing rules and regulations.
Between December 2004 and April 2021, the Company’s Board of Directors authorized, through several share repurchase programs, the repurchase of $12.950 billion of its shares of common stock. The Company also acquires shares of its common stock to cover employee related taxes withheld on vested restricted stock, restricted stock units and performance stock unit awards. Since the initial authorization in December 2004, the aggregate total of common stock repurchased is approximately 262.2 million shares for a total cost of approximately $11.685 billion. The Company had approximately $1.267 billion remaining of authorized share repurchases as of February 26, 2022.
Decisions regarding share repurchases are within the discretion of the Board of Directors, and are influenced by a number of factors, including the price of the Company’s common stock, general business and economic conditions, the Company’s financial condition and operating results, the emergence of alternative investment or acquisition opportunities, changes in business strategy and other factors. The Company’s share repurchase program could change, and could be influenced by several factors, including business and market conditions, such as the impact of the
COVID-19
pandemic. The Company reviews its alternatives with respect to its capital structure on an ongoing basis. Any future share repurchases will be subject to the determination of the Board of Directors, based on an evaluation of the Company’s earnings, financial condition and requirements, business conditions and other factors, including the restrictions on share repurchases under the ABL Facility (see “Long Term Debt,” Note 7).
In connection with its share repurchase program, during the twelve months ended February 26, 2022, the Company repurchased approximately 27.7 million shares of its common stock, at a total cost of approximately $574.9 million, including fees. Additionally, during the twelve months ended February 26, 2022, the Company repurchased approximately 0.6 million shares of its common stock, at a total cost of approximately $14.5 million, to cover employee related taxes withheld on vested restricted stock, restricted stock unit awards and performance stock unit awards.
In the first quarter of Fiscal 2020, the Company had postponed share repurchases, but lifted this postponement in October 2020. In October 2020, the Company entered into an accelerated share repurchase agreement with JPMorgan Chase Bank, National Association to repurchase $225.0 million of its common stock, subject to market conditions, which settled in the fourth quarter of Fiscal 2020, resulting in the repurchase of a total of 10.8 million shares. In January 2021, the Company entered into a second accelerated share repurchase agreement to repurchase an aggregate $150.0 million of its common stock, subject to market conditions. This resulted in the repurchase of 5.0 million shares in the fourth quarter of Fiscal 2020, and an additional 0.2 million shares received upon final settlement in the first quarter of Fiscal 2021.
During Fiscal 2016, the Company’s Board of Directors authorized a quarterly dividend program. In March 2020, the Company suspended its future quarterly declarations of cash dividends as a result of the
COVID-19
pandemic. During Fiscal 2021, 2020, and 2019, total cash dividends of $0.7 million, $23.1 million, and $85.5 million, respectively, were paid. Any future quarterly cash dividend payments on its common stock will be subject to the determination by the Board of Directors, based on an evaluation of the Company’s earnings, financial condition and requirements, business conditions and other factors, including the restrictions on the payment of dividends contained in the Amended Credit Agreement (see “Long Term Debt,” Note 7).
Cash dividends, if any, are accrued as a liability on the Company’s consolidated balance sheets and recorded as a decrease to retained earnings when declared.